INCOME TAXES, Deferred Tax Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 25,320	$ 29,285
Deductible temporary differences	253	2,188
Unused tax losses and deductible differences - unrecognized	25,573	31,473
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 25,320	$ 29,285
Income tax (benefit) using the applicable tax rate	21.00%	21.00%	28.00%	35.00%
US Federal [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 20,600	$ 26,700
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 20,600	26,700
Expiry date	2027
State [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 26,600	31,900
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 26,600	31,900
Expiry date	2029
Canadian Subsidiary [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 2,200	2,200
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 2,200	2,200
Expiry date	2027 through 2037
UK and European Subsidiaries [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 3,900	6,900
Operating loss carry forward [Abstract]
Net operating loss carryforward	3,900	6,900
Luxembourg Subsidiary [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	1,200	0
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 1,200	0
Expiry date	2037
Senegal [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 2,900	1,700
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 2,900	$ 1,700
Expiry date	2021 through 2024